Summary of Significant Accounting Polices (Details) - Schedule of fair value of (liability) financial instruments - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability beginning	$ 6,526,129
Derivative Liability ending	12,310,307	$ 6,526,129
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability beginning
Derivative Liability ending
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability beginning
Derivative Liability ending
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability beginning	$ 12,310,307	6,526,129
Derivative Liability ending		$ 12,310,307